ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following at June 30, 2022 and December 31, 2021:

	2022	2021

Customer deposits	$3,076,764	$6,999,980
Payroll and related benefits	161,262	-
Professional fees	152,000	-
Placement agent fees	1,520,000	-
Other	21,674	7,551
Total accrued expenses and other current liabilities	$4,931,700	$7,007,531